Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from financial institutions	$ 6,653	$ 14,452
Federal funds sold and cash equivalents	147,818	27,661
Cash and cash equivalents	154,471	42,113
Investment securities available for sale, at fair value	31,278	37,991
Investment securities held to maturity (fair value of $1,292 at December 31, 2018 and $2,468 at December 31, 2017)	1,113	2,268
Total investment securities	32,391	40,259
Loans held for sale	419	1,541
Loans, net of unearned income	1,241,157	1,011,717
Less: Allowance for loan losses	(19,075)	(16,533)
Net loans	1,222,082	995,184
Accrued interest receivable	5,191	4,025
Premises and equipment, net	6,783	7,025
Other real estate owned (OREO)	5,124	7,248
Restricted stock, at cost	5,858	6,172
Bank owned life insurance (BOLI)	25,809	25,196
Deferred tax asset	6,511	6,420
Other assets	2,759	2,269
Total Assets	1,467,398	1,137,452
Deposits
Noninterest-bearing deposits	360,329	124,356
Interest-bearing deposits	823,544	742,027
Total deposits	1,183,873	866,383
FHLBNY borrowings	104,650	114,650
Subordinated debentures	13,403	13,403
Accrued interest payable	1,390	719
Other liabilities	9,086	7,517
Total liabilities	1,312,402	1,002,672
Equity
Preferred stock,1,000,000 shares authorized, $1,000 liquidation value Series B non-cumulative convertible; 1,224 shares and 15,971 shares outstanding at December 31, 2018 and 2017, respectively	1,224	15,971
Common stock, $.10 par value; authorized 15,000,000 shares; Issued: 10,953,081 shares at December 31, 2018 and 8,301,497 shares at December 31, 2017	1,095	830
Additional paid-in capital	112,807	81,940
Retained earnings	42,079	39,184
Accumulated other comprehensive loss	(633)	(130)
Treasury stock, 284,522 shares at December 31, 2018 and December 31, 2017, at cost	(3,015)	(3,015)
Total shareholders’ equity	153,557	134,780
Noncontrolling interest in consolidated subsidiaries	1,439	0
Total equity	154,996	134,780
Total liabilities and equity	$ 1,467,398	$ 1,137,452